OTHER ASSETS AND OTHER LIABILITIES, Information of Office Rental (Details) S/ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 29,109	S/ 97,251	S/ (66,782)
Advance payment to suppliers		488,400	454,000		$ 128.0	$ 113.9
Investments in associates	[1]	726,993	658,697
Disbursement for land and real estate		87,100	12,100
Property, plant and equipment		1,281,098	1,308,779	S/ 1,374,875
Investment Property [Member]
Operational information [Abstract]
Property, plant and equipment		1,206,500	1,244,100
Entidad Prestadora de Salud [Member]
Operational information [Abstract]
Investments in associates		627,900	598,100
Cash Flow Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 200	(300)
Revoked Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax			S/ (700)

[1]	Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/627.9 million and S/598.1 million as of December 31, 2022 and 2021, respectively.